DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND MANAGEMENT’S PLAN (Details Narrative) $ in Thousands			1 Months Ended	12 Months Ended
	Jul. 11, 2025 shares	Jul. 03, 2025	Dec. 31, 2022 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2024 shares	Apr. 08, 2021 shares
Nonmonetary Transaction [Line Items]
Stockholders' equity note, stock split, conversion ratio	2.1524	2.2
Common stock, shares authorized (in shares) | shares	150,000,000			150,000,000		150,000,000	45,000,000
Proceeds from issuance of debt				$ 9,700
Proceeds from issuance of common stock			$ 2,700	$ 17,400	$ 2,700
Reverse stock split [Member]
Nonmonetary Transaction [Line Items]
Stockholders' equity note, stock split, conversion ratio	1.0221